Financial Instruments on Balance Sheet - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Closing balance contingent consideration and other financial liabilities at December 31	€ 25,187	€ 19,583
Contingent consideration [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	15,549	28,179
Milestone payment		(5,341)
Fair value adjustment	4,733	(4,225)
Currency Translation Adjustment		(3,064)
Closing balance Contingent consideration at 31 December	20,282	15,549
Opening balance Other financial liabilities at 1 January	4,034
Fair value adjustment	871	4,034
Closing balance Other financial liabilities at 31 December	4,905	4,034
Closing balance contingent consideration and other financial liabilities at December 31	€ 25,187	€ 19,583